CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Mobile communications services
Mobile communications services	¥ 3,168,478	¥ 3,326,493	¥ 3,354,634
Equipment sales
Equipment sales	758,093	498,889	477,404
Other operating revenues
Other Operating revenue	543,551	414,621	392,235
Total operating revenues	4,470,122	4,240,003	4,224,273
Cost of services (exclusive of items shown separately below)
Cost of equipment sold (exclusive of items shown separately below)	767,536	695,008	662,829
Depreciation and amortization	700,206	684,783	693,063
Selling, general and administrative
Total operating expenses	3,632,942	3,365,543	3,379,544
Operating income	837,180	874,460	844,729
Other income (expense):
Interest expense	(1,786)	(2,774)	(4,943)
Interest income	1,587	1,376	1,326
Other, net	4,677	3,896	(5,774)
Total other income (expense)	4,478	2,498	(9,391)
Income before income taxes and equity in net income (losses) of affiliates	841,658	876,958	835,338
Income taxes:
Current	304,557	339,866	355,734
Deferred	33,014	62,668	(17,897)
Total income taxes	337,571	402,534	337,837
Income before equity in net income (losses) of affiliates	504,087	474,424	497,501
Equity in net income (losses) of affiliates, net of applicable taxes	(18,767)	(13,472)	(5,508)
Net income	485,320	460,952	491,993
Less: Net (income) loss attributable to noncontrolling interests	10,313	2,960	(1,508)
Net income attributable to NTT DOCOMO, INC.	495,633	463,912	490,485
Per share data:
Weighted average common shares outstanding-Basic and Diluted (shares)	41,467,601	41,467,601	41,576,859
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC. (yen)	¥ 11,952.29	¥ 11,187.34	¥ 11,797.07
Third parties
Mobile communications services
Mobile communications services	3,147,531	3,302,545	3,325,349
Equipment sales
Equipment sales	754,521	496,556	474,506
Other operating revenues
Other Operating revenue	508,609	396,034	377,309
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	782,352	673,383	678,666
Selling, general and administrative
Selling, general and administrative	940,015	965,816	1,012,267
Related parties
Mobile communications services
Mobile communications services	20,947	23,948	29,285
Equipment sales
Equipment sales	3,572	2,333	2,898
Other operating revenues
Other Operating revenue	34,942	18,587	14,926
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	221,145	220,560	217,836
Selling, general and administrative
Selling, general and administrative	¥ 221,688	¥ 125,993	¥ 114,883